Investment in Real Estate Limited Partnerships	12 Months Ended
Dec. 31, 2012
Investment in Real Estate Limited Partnerships [Abstract]
Investment in real estate limited partnerships [Text Block]
Investment in Real Estate Limited Partnerships

The Company has purchased from time to time various limited partnership interests established to acquire, own and rent residential housing for elderly, low or moderate income individuals in northern Vermont and northwestern New Hampshire. The carrying values of investments carried at equity were $3.8 million and $4.5 million at December 31, 2012 and 2011, respectively. There was no capital contribution payable at December 31, 2012. The capital contribution payable related to these investments was $893 thousand at December 31, 2011 and is included in Accrued interest and other liabilities. The provision for undistributed net losses of the partnerships charged to earnings was $660 thousand for 2012 and $515 thousand for 2011. The federal income tax credits related to these investments were $597 thousand and $455 thousand for the years ended December 31, 2012 and 2011, respectively, and are recorded as a reduction of the Provision for income taxes.